UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value
CONSUMER DISCRETIONARY — 14.6%
Arctic Cat	15,990	$537,584
Black Diamond *	72,000	457,920
Callaway Golf	218,260	1,781,001
Del Frisco’s Restaurant Group *	37,017	734,047
Diversified Restaurant Holdings *	49,600	243,536
Jamba *	96,540	1,586,153
Johnson Outdoors, Cl A	14,901	447,030
Luby’s *	185,000	902,800
Marine Products	55,300	399,819
MarineMax *	52,510	1,339,530
Ruth’s Hospitality Group	34,810	505,441
Spartan Motors	154,400	804,424
Stoneridge *	37,900	478,298
WCI Communities *	20,300	391,993

		10,609,576

CONSUMER STAPLES — 1.0%
John B Sanfilippo & Son	11,400	415,758
Liberator Medical Holdings	111,190	355,808

		771,566

ENERGY — 8.9%
Aegean Marine Petroleum Network	91,920	1,267,577
Emerald Oil *	76,552	63,002
Era Group *	39,600	891,792
Evolution Petroleum	90,036	661,765
Matrix Service *	24,570	471,744
Natural Gas Services Group *	16,130	325,665
Renewable Energy Group *	72,200	631,028
Ring Energy *	56,027	510,966
Synergy Resources *	80,011	978,534
TGC Industries *	196,731	393,462
Triangle Petroleum *	48,400	254,100

		6,449,635

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — 16.8%
Ashford Hospitality Prime (A)	19,594	$336,233
Bluerock Residential Growth, Cl A (A)	29,290	393,658
Bridge Capital Holdings *	19,308	421,880
CatchMark Timber Trust, Cl A (A)	95,380	1,097,824
City Office (A)	34,267	438,618
First Bancorp	21,320	353,485
First Busey	75,600	465,696
First Security Group *	269,950	604,688
Fox Chase Bancorp	49,600	805,504
Gramercy Property Trust (A)	106,670	738,156
Heritage Commerce	9,197	76,887
Heritage Oaks Bancorp	34,570	265,498
Independent Bank Group	16,400	511,844
Meridian Bancorp *	35,113	407,662
Metro Bancorp	36,600	931,836
MutualFirst Financial	60,100	1,315,589
Old Second Bancorp *	39,756	216,273
Park Sterling	156,100	1,045,870
Physicians Realty Trust (A)	8,600	151,704
SI Financial Group	80,918	890,907
Simmons First National, Cl A	6,733	251,949
Southern National Bancorp of Virginia	49,010	546,461

		12,268,222

HEALTH CARE — 13.3%
Accuray *	107,830	794,707
Alliqua BioMedical *	32,176	160,237
Amedica *	117,191	78,752
AngioDynamics *	32,197	619,631
AtriCure *	51,240	1,016,602
AxoGen *	68,360	235,842
BioScrip *	140,300	806,725
BioTelemetry *	90,650	895,622
Cerus *	131,500	702,210
Eagle Pharmaceuticals *	15,577	302,349

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — (continued)
Enzo Biochem *	61,900	$194,985
Icad *	28,006	222,648
NanoString Technologies *	38,500	483,560
NeoGenomics *	189,473	763,576
OraSure Technologies *	45,564	418,733
Sharps Compliance *	102,856	465,938
Spectranetics *	3,620	118,410
Streamline Health Solutions *	104,500	420,090
Trinity Biotech ADR	53,200	986,328

		9,686,945

INDUSTRIALS — 20.2%
CECO Environmental	79,900	1,096,228
Celadon Group	21,439	510,891
Columbus McKinnon	18,900	473,445
Comfort Systems USA	43,400	722,610
Courier	27,512	645,707
FreightCar America	43,911	1,024,883
GrafTech International *	72,170	261,977
Graham	13,710	283,660
Great Lakes Dredge & Dock *	38,902	302,269
Hurco	38,843	1,362,612
Insteel Industries	61,860	1,263,181
Jason Industries Inc *	30,657	246,482
LB Foster, Cl A	21,800	1,033,538
Manitex International *	26,949	294,822
MFRI *	21,800	121,644
NN	59,500	1,371,475
PMFG *	168,400	810,004
PowerSecure International *	21,790	204,826
Preformed Line Products	8,417	402,417
Quality Distribution *	19,214	160,245
SIFCO Industries	55,200	1,600,248
Twin Disc	10,821	174,218

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Ultralife *	100,500	$336,675

		14,704,057

INFORMATION TECHNOLOGY — 16.9%
Actua Corp *	49,560	797,916
Brightcove *	76,248	545,936
Callidus Software *	70,160	1,048,892
Computer Task Group	28,930	234,044
Datawatch *	42,550	249,768
DSP Group *	56,200	617,638
eGain *	96,680	485,333
Extreme Networks *	228,520	671,849
GTT Communications *	27,200	313,072
Information Services Group *	54,710	219,934
IntraLinks Holdings *	97,289	1,037,101
Iteris *	168,500	303,300
Marchex, Cl B	47,232	179,954
On Track Innovations *	152,307	263,491
PAR Technology *	52,700	302,498
Qumu *	55,200	783,840
Rudolph Technologies *	7,310	73,319
Seachange International *	129,700	915,682
ShoreTel *	93,040	658,723
Silicon Image *	82,229	596,983
Support.com *	82,771	162,231
Telenav *	64,745	419,548
Upland Software *	21,224	168,519
Vitesse Semiconductor Corp *	143,030	536,363
Xcerra *	89,180	684,902

		12,270,836

MATERIALS — 3.2%
AEP Industries *	22,100	1,107,431
Northern Technologies International *	8,800	173,008
Olympic Steel	32,610	447,083
Synalloy	15,800	263,860

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — (continued)
US Concrete *	13,420	$340,063

		2,331,445

UTILITIES — 1.2%
Consolidated Water	79,191	859,222

TOTAL COMMON STOCK
(Cost $69,565,225)		69,951,504

SHORT-TERM INVESTMENT (B) — 2.7%
SEI Daily Income Trust Government Fund, Cl A, 0.020%
(Cost $1,949,659)	1,949,659	1,949,659

TOTAL INVESTMENTS — 98.8%
(Cost $71,514,884)†		$71,901,163

Percentages are based on Net Assets of $72,765,117.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of January 31, 2015.

ADR—American Depositary Receipt

Cl—Class

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2015, there were no level 3 investments.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $71,514,884, and the unrealized appreciation and depreciation were $9,462,293 and $(9,076,014), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015